Pending Merger	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Pending Merger	Pending Merger
On May 16, 2026, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with MMS USA Holdings, Inc., a Delaware corporation (“Parent”) and a wholly owned subsidiary of Publicis (defined below), Covey Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Parent ("Merger Sub"), and, solely for the purpose of Section 10.14 thereto, Publicis Groupe S.A., a French société anonyme ("Publicis"), pursuant to which, among other things, at the effective time of the Merger (the "Effective Time"), Merger Sub will merge with and into the Company (the “Merger”), with the Company continuing as the surviving corporation and a direct wholly owned subsidiary of Parent.

The consummation of the Merger is subject to various conditions, including, among others, customary conditions relating to: (i) approval of the Merger and the adoption of the Merger Agreement by the Company’s stockholders; (ii) the absence of any law or order making unlawful or restraining, enjoining or otherwise prohibiting consummation of the Merger; (iii) (a) expiration or termination of any applicable waiting periods (and any extension thereof) under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (b) the receipt of certain non-U.S. antitrust and foreign direct investment approvals and (c) the receipt of the CFIUS Approval (as defined in the Merger Agreement); (iv) the absence of any material adverse effect with respect to the Company; and (v) other customary conditions relating to the accuracy of representations and warranties and performance of covenants.
The Merger Agreement also contains customary representations, warranties and covenants of the Company, Parent and Merger Sub, including, among others, covenants regarding the operation of the business of the Company and its subsidiaries prior to the Effective Time.

If the Merger is consummated, each outstanding share of the Company's common stock will be cancelled and automatically converted into the right to receive the agreed merger consideration. Concurrently, the Company Common Stock will be delisted from the New York Stock Exchange and deregistered under the Securities Exchange Act of 1934, as amended, provided that such delisting and termination will not be effective until at or after the Effective Time.